Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
Schedule of Non-Cash Investing and Financing Activities	Non-cash investing and financing activities:
	Year Ended December 31,
	2023	2022	2021
Reallocation of opening deficit to reserve	€(1,028,578)	€(267,222)	€53,947
Recognition of right-of-use assets	€19,353	€109,506	€49,682
Derecognition of right-of-use assets	€-	€34,777	€-